OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 2,067	$ 2,200
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 1,125	$ 1,154